INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Components Of Deferred Taxes
	2021	2020
Deferred tax assets:
Warrant liability	$-	$617
Accrued executive compensation	288	519
Reserves and other	273	289
Stock options	134	132
Net operating loss carryforwards	16,985	17,851
	17,680	19,408
Valuation allowance	(17,680)	(19,408)
Net deferred tax assets	$-	$-

Income Taxes
	2021	2020
Statutory federal tax rate	21%	21%
State taxes, net of federal benefit	4%	4%
Nondeductible expenses	-	-
Valuation allowance	25%	25%
Effective tax rate	0%	0%

Provision For Income Taxes
	2021	2020
Current	$-	$-
Deferred	-	-
Deferred provision (credit)	(1,728)	1,623
Change in valuation allowance	1,728	(1,623)
Total provision for income taxes	$-	$-